                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1. Name and address of issuer:                     ESC Strategic Funds, Inc.
                                                   3435 Stelzer Road
                                                   Columbus, OH 43219-8006

2. Name of each series or class of funds for which this notice is filed:

                             SEE ATTACHED PAGE (1)

3. Investment Company Act File Number:                       811-8166

   Securities Act File Number:                               33-72190

4. Last day of fiscal year for which this notice is filed:   March 31, 1997

5. Check box if this notice is being filed more
   than 180 days after the close of the issuer's
   fiscal year for purposes of reporting securities
   sold after the close of the fiscal year but
   before termination of the issuer's 24f-2
   declaration:                                              [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable
   (see instruction A.6):

7. Number and amount of securities of the same
   class or series which has been registered under
   the Securities Act of 1933 other than pursuant
   to Rule 24f-2 in a prior fiscal year, but which
   remained unsold at the beginning of the
   fiscal year:                                              None

8. Number and amount of securities registered
   during the fiscal year other than
   pursuant to Rule 24f-2:                                   None

9. Number and aggregate sale price of securities sold during the fiscal year:

                 97,739,854 Price
                  6,380,192 Shares

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                 97,739,854 Price
                  6,380,192 Shares

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                8,033,702 Price
                                  608,980 Shares

12. Calculation of registration fees:


      (i)  Aggregate sale price of securities sold during the fiscal year
           in reliance on 24f-2 (from item 10):                                        $ 97,739,854

     (ii)  Aggregate price of shares issued in connection with dividend
           reinvestment plans (from item 11, if applicable):                           +  8,033,702

    (iii)  Aggregate price of shares redeemed or repurchased
           during the fiscal year:                                                     - 26,881,658

     (iv)  Aggregate price of shares redeemed or  repurchased and previously applied
           as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):       +          0
                                                                                         ----------
      (v)  Net aggregate price of securities sold and issued during fiscal year in reliance on Rule 24f-2 [line (i) plus line (ii), less line (iii) plus
           line (iv)] (if applicable):                                                 - 78,891,898

     (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933
           or other applicable law or regulation (see instruction 0.6):                x     1/3300

    (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]                      =  23,906.61
                                                                                         ==========

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3A of the Commission's Rules of
    Informal and Other Procedures (17CFR 202.3A).                                         [X]


Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository

                                 May 22, 1997
                                 ------------

This report has been signed below by the following persons on behalf of the issuer and in the capacities and the date indicated.

By (Signature and Title)  /s/ Mike Sakala
                         ------------------------------------------


                         Mike Sakala           Assistant Treasurer
                         ------------------------------------------

Date: May 28, 1997
      ------------

                              Attachment - Page 1


ESC STRATEGIC FUNDS

ESC Strategic Asset Preservation Fund

ESC Strategic Income Fund - Class A
ESC Strategic Income Fund - Class D

ESC Strategic Global Equity Fund - Class A
ESC Strategic Global Equity Fund - Class D

ESC Strategic Small Cap Fund - Class A
ESC Strategic Small Cap Fund - Class D

ESC Strategic Appreciation Fund - Class A
ESC Strategic Appreciation Fund - Class D

ESC Strategic Growth Fund - Class A
ESC Strategic Growth Fund - Class D